CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts | $	$ 14	$ 2
Ordinary shares, shares authorized	37,500,000	15,000,000
Ordinary shares, shares issued	21,246,502	7,949,444
Ordinary shares, shares outstanding	21,246,502	7,949,444